Filed under Rule 497(e)
Registration No.: 333-11283

SunAmerica Series, Inc.

AIG Active Allocation Fund

AIG Multi-Asset Allocation Fund

(each, a “Fund”)

Supplement dated July 28, 2020 to the Prospectus of each Fund,

as amended and supplemented to date

Effective immediately, in the section entitled “Shareholder Account Information,” the paragraph entitled “Fund Holdings” is deleted and replaced with the following:

Fund Holdings. A schedule of the Fund’s complete holdings, current as of month-end, will be available on the Fund’s website, approximately 30 calendar days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the SEC its semi-annual/annual shareholder report or monthly portfolio holdings report for the third month of each fiscal quarter that includes such period. The most recent schedule is available on the Fund’s website at https://www-1012.aig.com/SunAmSeries-Full-Holdings/ or by calling 1-800-858-8850, ext. 6003. In addition, each Fund normally intends to post additional information concerning its portfolio holdings on its website, including all underlying funds, listed by security or issuer, as well as other information (such as, for example, portfolio composition by markets). Each Fund normally intends to post this additional information approximately 15 calendar days following each month-end.

This additional information is available on the Fund’s website listed below:

AIG Active Allocation Fund: https://www-1012.aig.com/Active-Alloc-Top-Holdings/

AIG Multi-Asset Allocation Fund: https://www-1012.aig.com/Multi-Asset-Alloc-Top-Holdings/

If SunAmerica determines that it would be in the best interests of a Fund and its shareholders, SunAmerica may exclude certain securities from the publicly disclosed portfolio holdings on the Fund’s website, or may delay the posting of the portfolio holdings information. A Fund may terminate or modify this policy at any time without further notice to shareholders. In addition, a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118AAS_2-20

Filed under Rule 497(e)
Registration No.: 333-11283

SunAmerica Series, Inc.

AIG Focused Dividend Strategy Fund

AIG Strategic Value Fund

(each, a “Fund”)

Supplement dated July 28, 2020 to the Prospectus of each Fund,

as amended and supplemented to date

Effective immediately, in the section entitled “Shareholder Account Information,” the paragraph entitled “Fund Holdings” is deleted and replaced with the following:

Fund Holdings. A schedule of the Fund’s complete holdings, current as of month-end, will be available on the Fund’s website, approximately 30 calendar days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the SEC its semi-annual/annual shareholder report or monthly portfolio holdings report for the third month of each fiscal quarter that includes such period. The most recent schedule is available on the Fund’s website at https://www-1012.aig.com/SunAmSeries-Full-Holdings/ or by calling 1-800-858-8850, ext. 6003. In addition, each Fund normally intends to post additional information concerning its portfolio holdings on its website, including the top 30 portfolio holdings of AIG Strategic Value Fund and the complete portfolio holdings of AIG Focused Dividend Fund, listed by security or issuer, as well as other information (such as, for example, sector weightings). Each Fund normally intends to post this additional information approximately 15 calendar days following each month-end, except that the AIG Focused Dividend Strategy Fund will not normally post such additional information for the October month-end holdings.

This additional information is available on the Fund’s website listed below:

AIG Focused Dividend Strategy Fund: https://www-1012.aig.com/Foc-Div-Strategy-Top-Holdings/

AIG Strategic Value Fund: https://www-1012.aig.com/Strategic-Value-Top-Holdings/

If SunAmerica determines that it would be in the best interests of a Fund and its shareholders, SunAmerica may exclude certain securities from the publicly disclosed portfolio holdings on the Fund’s website, or may delay the posting of the portfolio holdings information. In addition, a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. A Fund may terminate or modify this policy at any time without further notice to shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118FOC_2-20

Filed under Rule 497(e)
Registration No.: 333-11283

SunAmerica Series, Inc.

AIG Focused Dividend Strategy II Fund

(the “Fund”)

Supplement dated July 28, 2020 to the Prospectus of the Fund,

as amended and supplemented to date

Effective immediately, in the section entitled “Shareholder Account Information,” the paragraph entitled “Fund Holdings” is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118FD2_2-20

Filed under Rule 497(e)
Registration No.: 333-11283

SunAmerica Series, Inc.

AIG Select Dividend Growth Fund

(the “Fund”)

Supplement dated July 28, 2020 to the Prospectus of the Fund,

as amended and supplemented to date

Effective immediately, in the section entitled “Shareholder Account Information,” the paragraph entitled “Fund Holdings” is deleted and replaced with the following:

Fund Holdings. A schedule of the Fund’s complete holdings, current as of month-end, will be available on the Fund’s website, approximately 30 calendar days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the SEC its semi-annual/annual shareholder report or monthly portfolio holdings report for the third month of each fiscal quarter that includes such period. The most recent schedule is available on the Fund’s website at https://www-1012.aig.com/SunAmSeries-Full-Holdings/ or by calling 1-800-858-8850, ext. 6003. In addition, the Fund normally intends to post additional information concerning its portfolio holdings on its website, including the complete portfolio holdings of Fund, listed by security or issuer, as well as other information (such as, for example, sector weightings). Each Fund normally intends to post this additional information approximately 15 calendar days following each month-end.

This additional information is available on the Fund’s website listed below:

AIG Select Dividend Growth Fund: https://www-1012.aig.com/Select-Div-Growth-Top-Holdings/

If SunAmerica determines that it would be in the best interests of a Fund and its shareholders, SunAmerica may exclude certain securities from the publicly disclosed portfolio holdings on the Fund’s website, or may delay the posting of the portfolio holdings information. A Fund may terminate or modify this policy at any time without further notice to shareholders. In addition, a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118SDG_2-20

Filed under Rule 497(e)
Registration No.: 333-11283

SunAmerica Series, Inc.

AIG Active Allocation Fund

AIG Focused Dividend Strategy Fund

AIG Multi-Asset Allocation Fund

AIG Select Dividend Growth Fund

AIG Strategic Value Fund

(each, a “Fund”)

Supplement dated July 28, 2020 to the Statement of Additional Information of each Fund,

as amended and supplemented to date

Effective immediately, in the section entitled “Disclosure of Portfolio Holdings Policies and Procedures,” the following is added immediately underneath the second paragraph:

As described in each Fund’s prospectus, additional portfolio holdings information, listed by security or by issuer, as well as other general information about a Fund’s portfolio investments (such as, for example, portfolio composition by asset class, sector, industry, country, currency, credit rating or maturity) may also be posted on a Fund’s website approximately 15 calendar days following the month to which the information relates, except that the AIG Focused Dividend Fund will not normally post such additional information for the month of October. If SunAmerica determines that it would be in the best interests of a Fund and its shareholders, SunAmerica may exclude certain securities from the publicly disclosed portfolio holdings on the Fund’s website, or may delay the posting of the portfolio holdings information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_SASSAI_2-20